ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Mar. 31, 2017
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of liabilities measured at fair value on a recurring basis

        The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2017 (in thousands).

		Fair Value Measurement at March 31, 2017
	Carrying Value at March 31, 2017
		Level 1	Level 2	Level 3
Warrants derivative liability	$205	$—	$—	$205